SCHEDULE OF DUE FROM RELATED PARTIES (Details) - USD ($)	Dec. 31, 2023	Jun. 30, 2023
Linsun Smart Technology Co Ltd [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 94,281	$ 87,430
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 94,281	$ 87,430